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BBH Limited Duration Fund
BBH LIMITED DURATION FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the BBH Limited Duration Fund (the “Fund”) is to provide maximum total return, consistent with preservation of capital and prudent investment management.
FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy, hold, and sell the Fund’s Class N and Class I Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below.

Annual Fund Operating Expenses
Annual Fund Operating Expenses - BBH Limited Duration Fund		Class N Shares	Class I Shares
Management Fees		0.25%	0.25%
Shareholder Service Fee		0.20%	none
Distribution (12b-1) Fee		none	none
Other Expenses		0.04%	0.02%
Total Annual Fund Operating Expenses		0.49%	0.27%
Less Fee Waiver/Expense Reimbursement	[1]	(0.14%)	none
Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement		0.35%	0.27%
[1]	Brown Brothers Harriman & Co., through a separately identifiable department (the “Investment Adviser”), has contractually agreed to limit the Total Annual Fund Operating Expenses to 0.35% for Class N Shares until March 1, 2024 (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) (the “Expense Limitation Agreement”). The Expense Limitation Agreement may only be terminated during its term with approval of the Fund’s Board of Trustees (the “Board”).

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund’s Class N Shares and Class I Shares to the cost of investing in other mutual funds. This example gives effect to the Class N Shares’ Expense Limitation Agreement for 1 year and the first year of the 3-, 5- and 10-year calculations. The example assumes that you invest $10,000 in the Fund’s Class N Shares and Class I Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s Class N Shares and Class I Shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BBH Limited Duration Fund - USD ($)	1 Year	3 Years	3 Years	10 Years
Class N Shares	36	143	260	602
Class I Shares	28	87	152	343

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Brown Brothers Harriman & Co. (“BBH&Co.”), through a separately identifiable department (“Investment Adviser”), serves as the Fund’s investment adviser. The Fund seeks to achieve its investment objective by investing in a well-diversified portfolio of fixed income instruments, including floating or variable rate debt instruments. The Fund intends to invest only in debt instruments which are performing, durable, and available at an attractive valuation. With respect to fixed income instruments, the term “performing” indicates that the instrument is making payment of interest and principal on schedule, while the term “durable” signifies the Investment Adviser’s assessment that the obligor responsible for making payment on the instrument is likely to continue making such timely payment in a variety of future economic circumstances. The Investment Adviser considers an instrument to be “attractively valued” when the Investment Adviser believes that the instrument’s potential excess return over a risk-free rate exceeds that which would be normally justified by the instrument’s underlying risks.

The Fund seeks to achieve its investment objective by investing in a well-diversified portfolio of durable, performing fixed income instruments. These investments will be primarily focused in notes and bonds issued by domestic and foreign corporations and financial institutions, including those in emerging markets, and the U.S. Government, government agencies and government guaranteed issuers, as well as asset-backed securities, consisting of consumer loans, property loans/leases, auto-loans and credit card receivables. The Fund may invest in fixed- and floating-rate loan transactions, which investments generally will be in the form of loan participations, delayed funding loans, and revolving credit facilities, or assignments of portions of such loans. The Fund may purchase mortgage-backed securities, including but not limited to residential mortgage-backed securities and commercial mortgage-backed securities, and sovereign debt when the Investment Adviser believes that the additional returns from these securities justify the risk of allocations to these asset classes. Typically, the duration of the Fund will be less than one year. Duration is a measure of the sensitivity of a fixed-income security to a change in interest rate. For every 1% change in interest rate, a fixed income security’s price will change by 1% for every year of duration; therefore, the longer a security’s duration, the more sensitive it is to changes in interest rates.

To meet its investment objective, the Fund may invest in short-term agreements to buy or sell securities in order to buy or sell them back to the dealer at a higher price, known as repurchase agreements and reverse repurchase agreements. The Fund may also invest in money market instruments, commercial paper, and private placement securities, including Rule 144A, Regulation S and Regulation D securities, to meet its investment objective. The Fund is also permitted to invest in derivative instruments, consisting of U.S. Treasury Futures, forwards, credit default swaps and baskets of credit entities, known as a credit default index. The Fund may also invest a portion of its assets in convertible securities and preferred stock. Subject to applicable statutory and regulatory limitations, the Fund may invest in securities of other investment companies, consisting of shares of exchange-traded funds (“ETFs”) and notes issued by Business Development Companies (“BDCs”). The Fund’s investment in other investment companies may also include shares of money market funds, including funds affiliated with the Investment Adviser. The Fund will invest primarily in investment grade securities but may invest in securities rated below investment grade, and their unrated equivalents, which are commonly referred to as “junk bonds”, when the Investment Adviser believes that the additional income from these securities justifies the higher risk.

As part of the Fund’s investment process, the Investment Adviser considers environmental, social and governance (“ESG”) factors when evaluating investments in corporate notes and bonds, and in structured products. The Investment Adviser does not evaluate ESG factors for investments in investment companies and securities issued by the U.S. government and its agencies. ESG factors may include, but are not limited to, the environmental and social risks of the issuer, as well as the issuer’s instituted governance programs.

When an instrument is no longer trading at an attractive valuation, according to this framework, the Fund aims to sell the investment entirely and invest the proceeds in cash or U.S. Treasury instruments until it identifies another attractively valued investment.

PRINCIPAL RISKS OF THE FUND

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Issuer Risk:

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Credit Risk:

Credit risk refers to the likelihood that an issuer, guarantor, or the counterparty to a derivative contract or repurchase agreement, will default on interest or principal payments. For asset-backed and commercial mortgage-backed securities, there is risk that the impairment of the value of the collateral underlying the security, such as non-payment of loans, will result in a default on interest or principal payments. Credit risk is heightened to the extent the Fund invests in below investment grade securities. In addition to the possibility of an issuer being in default, the issuer may request an extension on the maturity of a security. In instances in which the maturity of a security is extended, the value of the security may decline.

Asset-Backed Securities (“ABS”) Risk:

Credit risk is an important issue in ABS because of the significant credit risks inherent in the underlying collateral and because issuers are primarily private entities. Credit risk arises from losses due to defaults by the borrowers in the underlying collateral or the issuer’s or servicer’s failure to perform. Market risk arises from the cash-flow characteristics of the security, which for many ABS tend to be predictable. The greatest variability in cash flows comes from credit performance, including the presence of early amortization or acceleration features designed to protect the investor if credit losses in the portfolio rise well above expected levels. Interest rate risk arises for the issuer from the relationship between the pricing terms on the underlying collateral and the terms of the rate paid to security holders. ABS also are subject to the risk that a change in interest rates may influence the pace of prepayments of the underlying securities which, in turn, affects yields on an absolute basis.

Liquidity risk can arise from increased perceived credit risk. Illiquidity can also become a significant problem if concerns about credit quality, for example, lead investors to avoid the securities issued by the relevant special-purpose entity. Operations risk arises through the potential for misrepresentation of asset quality or terms by the originating institution, misrepresentation of the nature and current value of the assets by the servicer and inadequate controls over disbursements and receipts by the servicer.

Structural risk may arise through investments in ABS with structures (for example, the establishment of various security tranches) that are intended to reallocate the risks entailed in the underlying collateral (particularly credit risk) in ways that give certain investors less credit risk protection (i.e., a lower priority claim on the cash flows from the underlying pool of assets) than others. As a result, such securities have a higher risk of loss as a result of delinquencies or losses on the underlying assets.

Loan Risk:

Loan participations and assignments, delayed funding loans and revolving credit facilities may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so. Loan participations, delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the Investment Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

U.S. Government Agency Securities Risk:

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Interest Rate Risk:

Interest rate risk refers to the price fluctuation of a bond in response to changes in interest rates. The Fund’s investments in bonds and other fixed income securities will change in value in response to fluctuations in interest rates. In general, fixed-rate bonds with shorter maturities are less sensitive to interest rate movements than those with longer maturities, (i.e., when interest rates increase, bond prices fall). Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) to fall which could result in a decrease of the net asset value (“NAV”) of the Fund. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund’s fixed income investments may be subject to heightened risk associated with rising interest rates given the current historically low interest rate environment.

A rising rate environment may also result in periods of volatility and increased redemptions. As a result of increased redemptions, the Fund may have to liquidate fixed income securities at disadvantageous prices and times, or at a loss, which could adversely affect the performance of the Fund. While the Fund may use futures contracts and futures options to hedge against anticipated changes in interest rates, there can be no guarantee that the Fund will be able to successfully hedge interest rate exposures.

Maturity Risk:

Interest rate risk, as discussed above, will generally affect the price of a fixed income security more if the security has a longer maturity.

Prepayment Risk:

The Fund’s investments are subject to the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities potentially having a lower yield.

Mortgage-Backed Securities Risk:

Borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities. In addition, during periods of falling interest rates mortgage-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. A fund holding mortgage-related securities may exhibit additional volatility during periods of fluctuating interest rates.

Illiquid Investment Risk:

Illiquid investments subject the Fund to the risk that it may not be able to sell the investments when desired or at favorable prices. The size of a transaction or illiquid markets may be factors. Some loan transactions may be subject to legal or contractual restrictions on resale or may trade infrequently and, as a result, it may take longer to settle these transactions, which may result in impaired value when the Fund needs to liquidate such loans. In addition, certain derivative instruments and private placements, such as Rule 144A, Regulation S and Regulation D securities, may be illiquid.

Private Placement Risk:

The Fund may invest in private placement securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Private placement securities are securities that have not been registered under the applicable securities laws, these securities include Rule 144A securities, securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S and securities issued pursuant to Regulation D. Restricted securities may not be listed on an exchange and may have no active trading market, resulting in the security being deemed illiquid.

Investment Company Risk:

The Fund may invest in securities of other investment companies, consisting of ETFs and money market funds. When purchasing shares of other investment companies, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company. The Fund is subject to the risks associated with the investment company’s investments. These risks may be similar to the risks of the Fund but may also vary wildly depending on the underlying investment strategy and objectives. ETF’s may be designed to track a particular index, if the performance of the underlying securities of the index goes down, the investment in the ETF may result in a loss. ETF shares are traded on securities exchanges and may not be traded extensively, which may result in larger differences between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Business Development Company Risk:

BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets.

Convertible Securities Risk:

The Fund may invest in convertible securities, which may perform in a similar manner to a regular debt security. Investments in convertible securities are subject to variety of risks, including investment risk, market risk, issuer risk and interest rate risk. A rise in market interest rates may result in the value of a convertible security decreasing. Additionally, if an issuer is not able to pay interest or dividends when due, their market value of the security may change based on the issuer’s credit rating and the perception of the issuer’s creditworthiness. Convertible securities may also be lower-rated securities as they may face higher levels of credit risk.

Preferred Securities Risk:

The Fund may invest in preferred securities which are equity interests in a company that entitle the holder to receive common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company, in preference to the holders of other securities. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities may pay dividends only after the company makes required payments on bonds and other debt. If a company experiences actual or perceived changes in its financial condition or prospects, the value of preferred securities may be more greatly affected than the value of bonds and other debt.

Large Shareholder Risk:

Asset allocation decisions, particularly large redemptions, made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders may adversely impact remaining Fund shareholders.

Derivatives Risk:

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset or index. Risks of investing in derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Risks include liquidity risk, interest rate risk, market risk, credit risk, risk of mis-pricing or improper valuation and the risk of miscorrelation. The Fund could lose more than the principal amount invested.

Non-U.S. Investment Risk:

Investing in securities of companies based outside of the United States involves risks not typically associated with investing in securities of companies organized and operated in the United States. These risks include adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets.

These factors can make non-U.S. investments more volatile and potentially less liquid than U.S. investments. Changes in non-U.S. currency exchange rates can affect the value of the Fund’s portfolio.

Emerging Markets Risk:

Emerging markets involve risks greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory and political uncertainties and the price of securities issued by emerging markets issuers can be extremely volatile.

Investment Risk:

Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Market Risk:

Market risks, including political, regulatory, economic and social developments, can result in market volatility and can affect the value of the Fund’s investments. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally.

Sovereign Debt Risk:

Bonds issued by foreign governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency.

Below Investment Grade Securities (Junk Bonds) Risk:

Due to uncertainty regarding the ability of the issuer to pay principal and interest, securities that are rated below investment grade (i.e., Ba1/BB+ or lower), and their unrated equivalents, may be subject to greater risks than securities which have higher credit ratings, including a high risk of default. These securities are considered speculative and are commonly known as “junk bonds.”

FUND PERFORMANCE

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class I shares from year to year. The table shows how the average annual returns of the Fund’s Class N Shares and Class I Shares for the periods indicated compared to a broad-based market index, as well as to a reference benchmark. One cannot invest directly in an index.

When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.bbhfunds.comor can be obtained by phone at 1-800-575-1265.

Total Return for Class I Shares (% Per Calendar Year)

Highest Performing Quarter:	4.00% in 2nd quarter of 2020
Lowest Performing Quarter:	(3.28)% in 1st quarter of 2020

Average Annual Total Returns

The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns for Class I Shares will differ from those shown for Class N Shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns - BBH Limited Duration Fund	1 Year	5 Years	10 Years
Class N Shares	(0.99%)	1.87%	1.62%
Class N Shares | Return After Taxes on Distributions	(1.90%)	93.00%	2.25%
Class N Shares | Return After Taxes on Distributions and Sale of Fund Shares	(59.00%)	1.03%	86.00%
Class I Shares	(0.92%)	1.93%	1.74%
Barclays Capital U.S. 1-3 Year Treasury Bond Index (reflects no deduction for fees, expenses or taxes)	(3.82%)	0.74%	0.65%
Reference Benchmark (an unmanaged weighted index comprised as follows: 40% Bloomberg Barclays Short-Term Corporate Index; 40% Bloomberg Barclays US Aggregate ABS Index; and 20% Bloomberg Barclays US Treasury Bills Index)	(0.99%)	1.43%	1.27%